Fair Value (Details) - Schedule of fair value by using key inputs - Private Warrants [Member] - $ / shares	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of Private Warrants	225,635	225,635	225,635	225,635
Original conversion price	$ 11.5	$ 11.5		$ 11.5
Value of Common Stock	$ 1.14	$ 1.75	$ 3.24	$ 1.75
Expected term (years)	2 years 2 months 15 days	2 years 5 months 15 days	3 years 5 months 15 days	2 years 5 months 15 days
Volatility	114.40%	93.90%		93.90%
Risk free rate	2.30%	0.80%	0.20%	0.80%